SCHEDULE OF ACCRUED LIABILITIES AND OTHER PAYABLE (Details)		Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Payables and Accruals [Abstract]
Accrued audit fee		$ 858,000	$ 110,000	$ 730,388
Amount due to RAL*	[1]	439,515	56,348	2,485,585
Accrued consultancy fee				165,325
Accrued professional service fees		1,869,230	239,646	476,179
Other accrued expenses		346,219	44,388	44,622
Total:		$ 3,512,964	$ 450,382	$ 3,902,099

[1]	Roma Appraisals Limited (the “RAL”) was no longer a related party of the Company after the reorganization in July 2022.